Loans and advances to customers - Impaired loans between no past due and past due (Details) - Financial assets at amortized cost category - Loans to customers (non-performing) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances to customers	$ 21,909	$ 17,952
Less than 3 Months
Financial assets
Loans and advances to customers	5,648	6,191
6 months
Financial assets
Loans and advances to customers	9,597	5,455
6 to 9 Months
Financial assets
Loans and advances to customers	1,067	1,108
9 to 12 Months
Financial assets
Loans and advances to customers	1,280	789
More than 12 Months
Financial assets
Loans and advances to customers	4,317	4,409
Commercial, financial and industrial loans
Financial assets
Loans and advances to customers	6,530	5,815
Commercial, financial and industrial loans | Less than 3 Months
Financial assets
Loans and advances to customers	2,324	1,427
Commercial, financial and industrial loans | 6 months
Financial assets
Loans and advances to customers	3,310	1,640
Commercial, financial and industrial loans | 6 to 9 Months
Financial assets
Loans and advances to customers	326	404
Commercial, financial and industrial loans | 9 to 12 Months
Financial assets
Loans and advances to customers	196	291
Commercial, financial and industrial loans | More than 12 Months
Financial assets
Loans and advances to customers	374	2,053
Mortgage loans
Financial assets
Loans and advances to customers	9,847	8,399
Mortgage loans | Less than 3 Months
Financial assets
Loans and advances to customers	1,982	3,701
Mortgage loans | 6 months
Financial assets
Loans and advances to customers	2,097	1,142
Mortgage loans | 6 to 9 Months
Financial assets
Loans and advances to customers	741	703
Mortgage loans | 9 to 12 Months
Financial assets
Loans and advances to customers	1,084	498
Mortgage loans | More than 12 Months
Financial assets
Loans and advances to customers	3,943	2,355
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	2,543	1,717
Installment loans to individuals - Revolving consumer credit cards loans | Less than 3 Months
Financial assets
Loans and advances to customers	868	536
Installment loans to individuals - Revolving consumer credit cards loans | 6 months
Financial assets
Loans and advances to customers	1,675	1,181
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	2,989	2,021
Installment loans to individuals - Non-revolving consumer loans | Less than 3 Months
Financial assets
Loans and advances to customers	474	527
Installment loans to individuals - Non-revolving consumer loans | 6 months
Financial assets
Loans and advances to customers	$ 2,515	1,492
Installment loans to individuals - Non-revolving consumer loans | 6 to 9 Months
Financial assets
Loans and advances to customers		1
Installment loans to individuals - Non-revolving consumer loans | More than 12 Months
Financial assets
Loans and advances to customers		$ 1